Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Collected In Advance [member] TWD ($)	Capital [member] Common stock [member] TWD ($)	Additional paid-in capital [member] TWD ($)	Legal Reserve [member] TWD ($)	Special Reserve [member] TWD ($)	Unappropriated Earnings [member] TWD ($)	Exchange Differences on Translation of Foreign Operations [member] TWD ($)	Unrealized Gains or Losses on Financial Assets Measured at Fair Value through Other Comprehensive Income [Member] TWD ($)	Reserve of cash flow hedges [member] TWD ($)	Unearned Employee Compensation [Member] TWD ($)	Treasury Stock [member] TWD ($)	Equity attributable to the parent company [member] TWD ($)	Non-controlling Interests [member] TWD ($)
Balance at Dec. 31, 2018	$ 204,397,483			$ 124,243,187	$ 41,302,035	$ 10,865,280		$ 55,416,447	$ (5,681,389)	$ (8,379,834)	$ (2,058)		$ (13,832,953)	$ 203,930,715	$ 466,768
Impact of retroactive applications at Dec. 31, 2018	(24,362)				(10,427)				(13,935)					(24,362)
Adjusted balance at Dec. 31, 2018	204,373,121			124,243,187	41,291,608	10,865,280		55,416,447	(5,695,324)	(8,379,834)	(2,058)		(13,832,953)	203,906,353	466,768
Appropriation and distribution of retained earnings
Legal reserve						707,299		(707,299)
Special reserve							$ 14,513,940	(14,513,940)
Cash dividends	(6,916,105)							(6,916,105)						(6,916,105)
Net income (loss)	4,576,250							8,155,097						8,155,097	(3,578,847)
Other comprehensive income (loss), net of tax	2,777,579							84,744	(3,241,226)	5,949,274				2,792,792	(15,213)
Total comprehensive income	7,353,829							8,239,841	(3,241,226)	5,949,274				10,947,889	(3,594,060)
Share-based payment transaction	377,004				377,004									377,004
Conversion of convertible bonds	463,415		$ 332,611		130,804									463,415
Treasury stock acquired	(2,859,498)												(2,859,498)	(2,859,498)
Treasury stock cancelled				(7,000,000)	(1,387,127)								8,387,127
Share of changes in net assets of associates and joint ventures accounted for using equity method	14,123				14,123			387,654		(387,654)				14,123
Disposal of subsidiaries
Changes in subsidiaries' ownership	3,639				1,179			(22,280)						(21,101)	24,740
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	32,241				140,909								(108,668)	32,241
Disposal of equity instruments investments measured at fair value through other comprehensive income								(551,903)		551,903
Non-Controlling Interests
Others	72,146				15,458			(3,457,987)			$ 2,058			(3,440,471)	3,512,617
Balance at Dec. 31, 2019	202,913,915		332,611	117,243,187	40,583,958	11,572,579	14,513,940	37,874,428	(8,936,550)	(2,266,311)		$ 0	(8,413,992)	202,503,850	410,065
Appropriation and distribution of retained earnings
Legal reserve						963,947		(963,947)
Cash dividends	(9,765,155)							(9,765,155)						(9,765,155)
Special reserve reversed							(3,491,626)	3,491,626
Net income (loss)	20,851,667							22,860,744						22,860,744	(2,009,077)
Other comprehensive income (loss), net of tax	2,480,819							(157,529)	(2,940,703)	5,452,398				2,354,166	126,653
Total comprehensive income	23,332,486							22,703,215	(2,940,703)	5,452,398				25,214,910	(1,882,424)
Share-based payment transaction	2,639,238			2,000,300	2,628,061							(3,667,395)	1,678,272	2,639,238
Conversion of convertible bonds	6,510,283		(332,611)	4,980,528	1,862,366									6,510,283
Treasury stock acquired	(1,678,272)												(1,678,272)	(1,678,272)
Share of changes in net assets of associates and joint ventures accounted for using equity method	(294)				(294)			33,378		(33,378)				(294)
Disposal of subsidiaries	(51,565)														(51,565)
The differences between the fair value of the consideration paid or received from acquiring or disposing subsidiaries and the carrying amounts of the subsidiaries					(106,879)									(106,879)	106,879
Changes in subsidiaries' ownership	(828,181)				(1,218)			(816,632)						(817,850)	(10,331)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	184,260				192,042								(7,782)	184,260
Disposal of equity instruments investments measured at fair value through other comprehensive income								1,825,365		(1,825,365)
Non-Controlling Interests	(551,608)														(551,608)
Others	434,455				(705,049)			(952,836)						(1,657,885)	2,092,340
Balance at Dec. 31, 2020	223,139,562		$ 0	124,224,015	44,452,987	12,536,526	11,022,314	53,429,442	(11,877,253)	1,327,344		(3,667,395)	(8,421,774)	223,026,206	113,356
Appropriation and distribution of retained earnings
Legal reserve						3,197,890		(3,197,890)
Cash dividends	(19,875,842)							(19,875,842)						(19,875,842)
Special reserve reversed							(2,857,666)	2,857,666
Net income (loss)	50,578,180	$ 1,823,294						51,246,425						51,246,425	(668,245)
Other comprehensive income (loss), net of tax	3,420,429	123,303						(148,768)	(4,735,471)	8,304,687				3,420,448	(19)
Total comprehensive income	53,998,609	1,946,597						51,097,657	(4,735,471)	8,304,687				54,666,873	(668,264)
Share-based payment transaction	1,745,711			(2,617)	293,374							1,454,954		1,745,711
Share of changes in net assets of associates and joint ventures accounted for using equity method	(540)				(540)			430,850		(430,850)				(540)
Disposal of subsidiaries	0
Changes in subsidiaries' ownership	(1,020,566)							(1,009,440)						(1,009,440)	(11,126)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	1,070,932				961,003								109,929	1,070,932
Non-Controlling Interests	23,430														23,430
Share exchange	4,661,865			611,078	3,930,986								119,801	4,661,865
Others	631,886				442,786			(576,685)						(133,899)	765,785
Balance at Dec. 31, 2021	$ 264,375,047	$ 9,530,463		$ 124,832,476	$ 50,080,596	$ 15,734,416	$ 8,164,648	$ 83,155,758	$ (16,612,724)	$ 9,201,181		$ (2,212,441)	$ (8,192,044)	$ 264,151,866	$ 223,181